Recently Issued and Adopted Accounting Pronouncements and Regulatory Items Compensation - Retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses	$ 790.0	$ 581.7	$ 419.4
Non-operating pension and postretirement charges (income)	$ (0.5)	(16.3)	23.8
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses		565.4	443.2
Non-operating pension and postretirement charges (income)		0.0	0.0
Reclassification
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses		16.3	(23.8)
Non-operating pension and postretirement charges (income)		$ (16.3)	$ 23.8